Cost of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost of revenue [Abstract]
Site operating costs	$ (81,769)	$ (61,688)
Depreciation	(93,880)	(23,288)
Total cost of revenue	$ (175,649)	$ (84,976)